Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Schedule of reconciliation of changes in intangible assets and goodwill
Below are the changes in goodwill and other intangible assets for the year ended December 31,
202
0
:

	Goodwill	Other intangible assets
		Software licenses	Exploration rights	Total
Cost
Amounts as of December 31, 2019	28,484	6,941	29,403	36,344
Additions	—	3,664	—	3,664
Impairment of long -live assets (1)	—	—	(14,044)	(14,044)

Amounts as of December 31, 2020	28,484	10,605	15,359	25,964

Accumulated amortization
Amounts as of December 31, 2019	—	(2,315)	—	(2,315)
Amortization	—	(2,568)	—	(2,568)

Amounts as of December 31, 2020	—	(4,883)	—	(4,883)

Net value
Amounts as of December 31, 2020	28,484	5,722	15,359	21,081

(1)	See Note 3.2.2.
Below are the changes in goodwill and other intangible assets for the year ended December 31, 2021:

	Goodwill		Other intangible assets
			Software licenses	Exploration rights		Total
Cost
Amounts as of December 31, 2020	28,484		10,605	15,359		25,964
Additions	—		1,611	—		1,611
Disposals	(68	) (1)	—	(30,076	) (2)	(30,076)
Acquisition of Mexico’s exploration assets	—		—	14,928	(3)	14,928
Disposal of Mexico’s exploration assets	—		—	(14,255	) (3)	(14,255)
Reversal of long-lived assets impairment	—		—	14,044	(4)	14,044

Amounts as of December 31, 2021	28,416		12,216	—		12,216

Accumulated amortization
Amounts as of December 31, 2020	—		(4,883)	—		(4,883)
Amortization	—		(3,455)	—		(3,455)

Amounts as of December 31, 2021	—		(8,338)	—		(8,338)

Net value
Amounts as of December 31, 2021	28,416		3,878	—		3,878

(1)	Related to the farmout agreement (see Note 1.2).
(2)	Related to exploration rights of operated area CS-01 in Mexico transferred to “Property, plant and equipment” (see Note 13). These transactions did not generate cash flows.
(3)	These transactions did not generate cash flows (see Note 1.4).
(4)	See Note 3.2.2.